TRADE RECEIVABLES - AGING ANALYSIS OF OUTSTANDING TRADE RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	¥ 3,782,381	¥ 4,563,219
Within 1 year [member]
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	2,773,713	3,558,842
Over 1 year but within 2 years [member]
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	653,062	747,600
Over 2 years but within 3 years [member]
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	306,410	172,482
Over 3 years [member]
Disclosure of aging analysis of outstanding trade receivables [line items]
Trade receivables	¥ 49,196	¥ 84,295